Note 16 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	Foreign currency translation adjustments	Unrealized gain (loss) on available-for-sale securities	Total
	$	$	$

December 31, 2021	(528)	5	(523)
Current period other comprehensive income (loss)	964	(5)	959
December 31, 2022	436	-	436
Current period other comprehensive income (loss)	472	-	458
December 31, 2023	908	-	894